PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS
Summary of prepayments and other current assets

	As of
	December 31,	As of June 30,
	2024	2025
	US$	US$
Prepayments	269,075	203,161
Deposits (a)	1,778,413	1,567,521
Others	527,706	762,077
	2,575,194	2,532,759

Note (a): The deposits represented the amounts that the Group paid to its CRO vendors for various outsourced research and development programs according to the terms of respective CRO agreements. The Group expects to recover the deposits if the programs fail or the agreements are cancelled.